Restructuring and Related Charges (Narrative) (Details) (2013 Mallinckrodt program, USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Minimum
Restructuring Cost and Reserve [Line Items]
2013 Mallinckrodt program expected cost range	$ 100.0	$ 100.0
Maximum
Restructuring Cost and Reserve [Line Items]
2013 Mallinckrodt program expected cost range	$ 125.0	$ 125.0